New Standards and Interpretations Not Yet Adopted	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
New Standards and Interpretations Not Yet Adopted

5.	NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

The Company has reviewed those Standards and Interpretations which have been issued, but which are not yet effective for the period ending 31 March 2016. The following have been deemed to be relevant to the Company:

NZ IFRS 9 - Financial Instruments

NZ IFRS 9 “Financial Instruments” was approved for periods beginning on or after 1 January 2018. NZ IFRS 9 specifies how an entity should classify and measure its financial assets. It requires that all financial assets be reclassified in their entirety on the basis of the entity’s business model for managing the financial assets and contractual cash flow obligations of the financial assets. Financial assets are measured at either amortised cost or fair value.

NZ IFRS 9 only permits the recognition of fair value gains and losses in other comprehensive income if they relate to equity investments that are not held for trading. The Company does not hold equity instruments and therefore there will be no impact on the Company’s accounting for financial assets or liabilities.

The adoption of NZ IFRS 9 is unlikely to result in material changes to the presentation and measurement of financial assets and liabilities and accordingly the Company has chosen not to early adopt this Standard.

NZ IFRS 15 - Revenue from Contracts with Customers

NZ IFRS 15 “Revenue from Contracts with Customers” was approved for periods beginning on or after 1 January 2018. NZ IFRS 15 establishes revenue recognition principles for all contracts with customers.

The core principle of NZ IFRS 15 is that an entity will recognise revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This core principle is delivered in a five-step model framework:

(a) Identify the contract(s) with a customer

(b) Identify the performance obligations in the contract

(c) Determine the transaction price

(d) Allocate the transaction price to the performance obligations in the contract

(e) Recognise revenue when (or as) the entity satisfies a performance obligation

Under the current standard - NZ IAS 18, the revenue received from customers has been deferred and recorded as Deferred Revenue, as the criteria for recognising revenue in the statement of comprehensive income has not been met (refer to Revenue accounting policy under Note 3: Significant Account Policies for more information).

The adoption of NZ IFRS 15 will not alter this treatment as the performance obligations in the customer contracts have not been satisfied and accordingly revenue cannot be recognised in the Statement of Profit or Loss and Other Comprehensive Income. Accordingly the adoption of NZ IFRS 15 is unlikely to result in material changes to the presentation and measurement of revenue, and therefore the Company has chosen not to early adopt this standard.

NZ IAS 1 Amendment - Disclosure Initiatives

The External Reporting Board (XRB) issued amendments to NZ IAS 1 “Presentation of Financial Statements” which were approved for periods beginning on or after 1 January 2016.

The amendments have been issued as part of a project to improve presentation and disclosure requirements and:

(a) clarify that an entity should not obscure useful information by aggregating or disaggregating information; and that materiality considerations apply to the primary statements, notes and any specific disclosure requirements in NZ IFRSs

(b) clarify that the list of line items specified by NZ IAS 1 for the Statement of Financial Position and Statement of Profit or Loss and Other Comprehensive Income can be disaggregated and aggregated as relevant. Additional guidance has also been added on the presentation of subtotals in these statements

(c) clarify that entities have flexibility when designing the structure of the notes and provide guidance on how to determine a systematic order of the notes.

The Company believes that the disclosures in the financial statements have been as transparent as possible and adoption of the amendments is unlikely to result in material changes to the presentation and disclosures in the financial statements, and therefore the Company has chosen not to early adopt this standard.